Deposits by Banks - Schedule of Deposits by Banks (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of deposits from banks [line items]
Deposits from banks	£ 15,663	£ 12,708
Items in Course of Transmission [member]
Disclosure of deposits from banks [line items]
Deposits from banks	326	303
Deposits Held as Collateral [member]
Disclosure of deposits from banks [line items]
Deposits from banks	2,408	1,760
Other Deposits [member]
Disclosure of deposits from banks [line items]
Deposits from banks	£ 12,929	£ 10,645